Related Party Transactions and Balances - Schedule of Related Parties and the Nature of their Relationships (Details)	12 Months Ended
Dec. 31, 2025
HuaJun Yan [Member]
Schedule of Related Parties and Nature of their Relationships [Line Items]
Relationship	Chief Operating Officer and Director
Purpose/Nature	Working capital advances and accrued compensation
Caifen Yan [Member]
Schedule of Related Parties and Nature of their Relationships [Line Items]
Relationship	Chief Executive Officer, Chairman of the Board and Director
Purpose/Nature	Accrued compensation